UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22216

        GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

First Quarter Report — March 31, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 0.9%, compared with total returns of 1.7% and (4.8)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (“XAU”), respectively. The total return for the Fund’s publicly traded shares was 1.4%. The Fund’s NAV per share was $8.62, while the price of the publicly traded shares closed at $7.98 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)
	Quarter	1 Year	3 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	0.90%	(14.32)%	(7.53)%	(8.12)%
Investment Total Return (c)	1.37	(14.43)	(10.61)	(10.62)
CBOE S&P 500 Buy/Write Index	1.69	4.86	6.83	7.26	(d)
XAU	(4.77)	(28.18)	(28.00)	(23.49	)(d)
Dow Jones U.S. Basic Materials Index	(0.23)	0.55	7.65	3.89	(d)
S&P Global Agribusiness Equity Index	(3.96)	(6.28)	6.80	3.66

(a)   Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)   Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)   Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)   From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.4%
	Agriculture — 4.4%
50,000	Archer-Daniels-Midland Co.	$2,370,000
20,000	Bunge Ltd.(a)	1,647,200
25,000	Monsanto Co.	2,813,500
20,000	Syngenta AG, ADR	1,356,200

		8,186,900

	Energy and Energy Services — 25.7%
64,700	Anadarko Petroleum Corp.(a)	5,357,806
26,000	Apache Corp.(a)	1,568,580
4,500	Baker Hughes Inc.	286,110
126,000	Cabot Oil & Gas Corp.(a)	3,720,780
32,500	Cameron International Corp.†(a)	1,466,400
57,500	Carrizo Oil & Gas Inc.†(a)	2,854,875
2,458	Centrus Energy Corp.†	12,560
135,000	Cobalt International Energy Inc.†(a)	1,270,350
30,000	CONSOL Energy Inc.	836,700
34,000	CVR Refining, LP	705,160
40,000	Denbury Resources Inc.	291,600
58,000	Devon Energy Corp.(a)	3,497,980
24,500	Diamondback Energy Inc.†	1,882,580
115,000	Encana Corp.	1,282,250
5,200	FMC Technologies Inc.†	192,452
117,900	Glencore plc	500,017
11,500	Halliburton Co.	504,620
10,000	Hess Corp.	678,700
40,000	Laredo Petroleum Inc.†	521,600
65,500	Marathon Oil Corp.(a)	1,710,204
32,500	Marathon Petroleum Corp.(a)	3,327,674
110,000	Nabors Industries Ltd.	1,501,500
15,000	Newfield Exploration Co.†	526,350
65,000	Patterson-UTI Energy Inc.	1,220,375
85,000	Penn Virginia Corp.†	550,800
1,800	Pioneer Natural Resources Co.	294,318
32,000	SM Energy Co.(a)	1,653,760
14,000	Southwestern Energy Co.†	324,660
14,000	SPDR S&P Oil & Gas Exploration & Production ETF	723,240
70,000	Suncor Energy Inc.(a)	2,047,500
34,000	Superior Energy Services Inc.	759,560
17,500	Total SA, ADR	869,050
65,000	Tullow Oil plc	273,063
22,500	Valero Energy Corp.	1,431,450
160,000	Weatherford International plc†(a)	1,968,000
20,000	Western Refining Inc.	987,800
19,300	Whiting Petroleum Corp.†	596,370

		48,196,794

	Food and Beverage — 0.8%
38,000	Tyson Foods Inc., Cl. A	1,455,400

	Health Care — 0.6%
25,000	Zoetis Inc.	1,157,250

Shares			Market Value
		Machinery — 1.0%
21,500		AGCO Corp.	$1,024,260
100,000		CNH Industrial NV(a)	816,000

			1,840,260

		Metals and Mining — 55.8%
203,500		Agnico Eagle Mines Ltd.(a)	5,685,790
62,000		Alamos Gold Inc.	363,320
20,000		Alamos Gold Inc., Toronto	117,169
300,000		Alderon Iron Ore Corp.†	76,981
293,000		AngloGold Ashanti Ltd., ADR†(a)	2,736,620
135,000		Antofagasta plc	1,466,891
87,000		ArcelorMittal(a)	819,540
860,000		AuRico Gold Inc.	2,382,200
862,500		B2Gold Corp.†	1,311,000
503,700		Barrick Gold Corp.(a)	5,520,552
35,000		BHP Billiton Ltd., ADR	1,626,450
364,000		Centerra Gold Inc.	1,776,101
304,000		Detour Gold Corp.†	2,580,238
635,000		Eldorado Gold Corp.	2,912,913
150,000		Eldorado Gold Corp., New York	688,500
203,000		Franco-Nevada Corp.	9,853,620
65,000		Freeport-McMoRan Inc.(a)	1,231,750
396,128		Fresnillo plc	4,010,462
640,000		Goldcorp Inc.(a)	11,596,800
456,456		Hochschild Mining plc†	600,930
10,000	(b)	Labrador Iron Ore Royalty Corp.	106,668
51,400		Lundin Mining Corp.†	207,378
140,000		MAG Silver Corp.†	866,606
282,500		Newmont Mining Corp.(a)	6,133,074
29,000		Peabody Energy Corp.(a)	142,680
600,000		Perseus Mining Ltd.†	130,242
217,000		Primero Mining Corp.†	731,586
210,000		Randgold Resources Ltd., ADR(a)	14,546,700
41,700		Rio Tinto plc, ADR(a)	1,726,380
750,000		Romarco Minerals Inc.†	254,629
139,000		Royal Gold Inc.(a)	8,772,290
1,772,727		Saracen Mineral Holdings Ltd.†	573,833
245,000		Sibanye Gold Ltd., ADR	2,089,850
200,000		Silver Wheaton Corp.	3,804,000
170,000		Tahoe Resources Inc.(a)	1,863,014
20,000		Teck Resources Ltd., Cl. B	274,600
747,000		Torex Gold Resources Inc.†	619,281
50,000		Vedanta Resources plc	370,848
32,000		Yamana Gold Inc.	114,706
1,140,000		Yamana Gold Inc., Toronto(a)	4,092,600

			104,778,792

		Services — 0.3%
40,000		Noble Corp. plc(a)	571,200

		Specialty Chemicals — 5.8%
12,010		Albemarle Corp.(a)	634,608
7,000		CF Industries Holdings Inc.	1,985,760

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
45,000	FMC Corp.(a)	$2,576,250
30,000	Intrepid Potash Inc.†(a)	346,500
51,200	Potash Corp. of Saskatchewan Inc.(a)	1,651,200
45,000	The Dow Chemical Co.(a)	2,159,100
35,000	The Mosaic Co.(a)	1,612,100

		10,965,518

	TOTAL COMMON STOCKS	177,152,114

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.6%
$10,417,000	U.S. Treasury Bills, 0.010% to 0.110%††, 04/16/15 to 09/24/15(c)	10,413,899

	TOTAL INVESTMENTS — 100.0% (Cost $290,446,916)	$187,566,013

	Aggregate tax cost	$294,484,003

	Gross unrealized appreciation	$1,421,655
	Gross unrealized depreciation	(108,339,645)

	Net unrealized appreciation/depreciation	$(106,917,990)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (d) — (3.5)%
	Call Options Written — (3.5)%
215	AGCO Corp.	May 15/50	$16,125
635	Agnico Eagle Mines Ltd.	May 15/35	11,430
900	Agnico Eagle Mines Ltd.	Aug. 15/37	63,000
200	Agnico Eagle Mines Ltd.	Aug. 15/38	11,700
300	Agnico Eagle Mines Ltd.	Jan. 16/35	63,300
620	Alamos Gold Inc.	Jun. 15/9	4,309
200	Alamos Gold Inc.(e)	Jul. 15/9	4,343
120	Albemarle Corp.	Jun. 15/55	18,900
162	Anadarko Petroleum Corp.	May 15/95	6,642
120	Anadarko Petroleum Corp.	Jun. 15/90	27,146
355	Anadarko Petroleum Corp.	Aug. 15/90	126,025
1,930	AngloGold Ashanti Ltd., ADR	Apr. 15/12	4,825
1,000	AngloGold Ashanti Ltd., ADR	Jul. 15/15	7,500
135	Antofagasta plc(f)	Jun. 15/840	29,398
130	Apache Corp.	Apr. 15/77.50	260
130	Apache Corp.	Apr. 15/72.50	260
440	ArcelorMittal	Jun. 15/12	3,080
215	ArcelorMittal	Sep. 15/10	12,793
215	ArcelorMittal	Sep. 15/11	6,880

Number of Contracts		Expiration Date/ Exercise Price	Market Value
250	Archer-Daniels-Midland Co.	Jun. 15/50	$21,000
250	Archer-Daniels-Midland Co.	Jul. 15/48	49,202
500	AuRico Gold Inc.	Jun. 15/5	5,000
1,500	AuRico Gold Inc.	Jul. 15/4.50	4,065
4,450	AuRico Gold Inc.	Sep. 15/5	66,750
600	Barrick Gold Corp.	Apr. 15/14	600
1,025	Barrick Gold Corp.	Apr. 15/15	1,025
1,262	Barrick Gold Corp.	May 15/14	3,786
1,150	Barrick Gold Corp.	Jul. 15/14	19,550
1,000	Barrick Gold Corp.	Sep. 15/15	24,000
175	BHP Billiton Ltd., ADR	May 15/52.50	5,075
75	BHP Billiton Ltd., ADR	Aug. 15/50	15,075
100	BHP Billiton Ltd., ADR	Aug. 15/52.50	12,600
100	Bunge Ltd.	Apr. 15/92.50	500
100	Bunge Ltd.	Jul. 15/82.50	26,000
345	Cabot Oil & Gas Corp.	Apr. 15/32.50	1,725
185	Cabot Oil & Gas Corp.	Apr. 15/35	462
190	Cabot Oil & Gas Corp.	Apr. 15/37.50	950
345	Cabot Oil & Gas Corp.	Jul. 15/30	62,962
195	Cabot Oil & Gas Corp.	Oct. 15/30	47,287
175	Cameron International Corp.	May 15/55	1,750
150	Cameron International Corp.	Aug. 15/52.50	18,375
50	Carrizo Oil & Gas Inc.	Apr. 15/42.50	37,250
150	Carrizo Oil & Gas Inc.	Apr. 15/45	78,000
200	Carrizo Oil & Gas Inc.	Apr. 15/55	6,000
100	Carrizo Oil & Gas Inc.	Jul. 15/45	74,500
75	Carrizo Oil & Gas Inc.	Oct. 15/47.50	58,500
1,687	Centerra Gold Inc.(e)	Apr. 15/7	7,326
1,688	Centerra Gold Inc.(e)	Oct. 15/7	89,961
265	Centerra Gold Inc.(e)	Oct. 15/8	8,892
35	CF Industries Holdings Inc.	Jun. 15/285	59,324
35	CF Industries Holdings Inc.	Aug. 15/280	67,375
1,000	CNH Industrial NV	Jun. 15/8.60	38,680
500	Cobalt International Energy Inc.	Apr. 15/14	1,250
350	Cobalt International Energy Inc.	Jul. 15/10	30,800
500	Cobalt International Energy Inc.	Sep. 15/11	33,560
300	CONSOL Energy Inc.	Oct. 15/32	43,950
120	CVR Refining, LP	Jun. 15/22.50	5,400
200	CVR Refining, LP	Sep. 15/24	5,430
200	Denbury Resources Inc.	Jun. 15/9	6,600
200	Denbury Resources Inc.	Sep. 15/9	12,000
595	Detour Gold Corp.(e)	Apr. 15/11	19,966
600	Detour Gold Corp.(e)	Jul. 15/11	59,216
900	Detour Gold Corp.(e)	Jul. 15/16	10,659
945	Detour Gold Corp.(e)	Oct. 15/14	57,824
145	Devon Energy Corp.	Apr. 15/67.50	435
62	Devon Energy Corp.	May 15/62.50	9,703
110	Devon Energy Corp.	Jul. 15/67.50	14,190
70	Devon Energy Corp.	Jul. 15/70	5,740

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (d) (Continued)
	Call Options Written (Continued)
150	Devon Energy Corp.	Oct. 15/62.50	$63,000
43	Devon Energy Corp.	Oct. 15/65	14,083
100	Diamondback Energy Inc.	Jun. 15/72.50	80,000
70	Diamondback Energy Inc.	Jun. 15/75	46,200
75	Diamondback Energy Inc.	Sep. 15/77.50	61,125
4,125	Eldorado Gold Corp.	Apr. 15/7	10,313
2,225	Eldorado Gold Corp.	Apr. 15/8	5,563
1,500	Eldorado Gold Corp.	Jul. 15/8	7,500
600	Encana Corp.	Apr. 15/20	1,500
550	Encana Corp.	Jul. 15/15	4,125
325	FMC Corp.	Apr. 15/60	8,937
125	FMC Corp.	Jul. 15/60	22,500
800	Franco-Nevada Corp.	Apr. 15/52.50	26,720
200	Franco-Nevada Corp.	Apr. 15/55	2,000
1,030	Franco-Nevada Corp.	Jul. 15/55	128,750
88	Freeport-McMoRan Inc.	May 15/24	616
150	Freeport-McMoRan Inc.	May 15/32	150
150	Freeport-McMoRan Inc.	Jun. 15/22	7,650
325	Freeport-McMoRan Inc.	Aug. 15/23	23,400
87	Freeport-McMoRan Inc.	Nov. 15/21	14,877
60	Fresnillo plc(f)	Apr. 15/800	1,335
44	Fresnillo plc(f)	Jun. 15/800	13,165
117	Glencore plc(f)	Jun. 15/30000	13,017
600	Goldcorp Inc.	Apr. 15/22	1,200
1,000	Goldcorp Inc.	Apr. 15/23	1,000
400	Goldcorp Inc.	Apr. 15/24	600
500	Goldcorp Inc.	Apr. 15/25	500
25	Goldcorp Inc.	Apr. 15/26	25
525	Goldcorp Inc.	Jul. 15/22	24,675
500	Goldcorp Inc.	Jul. 15/23	14,250
425	Goldcorp Inc.	Jul. 15/27	3,188
425	Goldcorp Inc.	Jul. 15/28	2,763
1,000	Goldcorp Inc.	Oct. 15/19	165,000
1,000	Goldcorp Inc.	Oct. 15/21	101,000
115	Halliburton Co.	Apr. 15/42.50	21,850
100	Hertz Corp.	May 15/75	5,700
400	Laredo Petroleum Inc.	Jul. 15/10	150,000
220	Marathon Oil Corp.	Apr. 15/36	220
220	Marathon Oil Corp.	May 15/30	1,870
100	Marathon Oil Corp.	Jul. 15/27	12,400
115	Marathon Oil Corp.	Oct. 15/28	15,525
175	Marathon Petroleum Corp.	Apr. 15/85	314,125
150	Marathon Petroleum Corp.	Jul. 15/87.50	245,250
250	Monsanto Co.	Jul. 15/115	91,250
500	Nabors Industries Ltd.	Apr. 15/16	1,500
200	Nabors Industries Ltd.	Jun. 15/17	5,900
400	Nabors Industries Ltd.	Sep. 15/16	38,800
75	Newfield Exploration Co.	Jun. 15/32	35,250
75	Newfield Exploration Co.	Sep. 15/36	27,000
962	Newmont Mining Corp.	Jun. 15/22	128,908

Number of Contracts		Expiration Date/ Exercise Price	Market Value
900	Newmont Mining Corp.	Jun. 15/25	$35,100
563	Newmont Mining Corp.	Sep. 15/24	68,123
400	Newmont Mining Corp.	Sep. 15/25	39,200
200	Noble Corp. plc	Jun. 15/21	1,700
200	Noble Corp. plc	Sep. 15/17	14,700
250	Patterson-UTI Energy Inc.	May 15/24	3,125
150	Patterson-UTI Energy Inc.	May 15/26	750
250	Patterson-UTI Energy Inc.	Sep. 15/15	124,445
290	Peabody Energy Corp.	Jun. 15/10	580
576	Penn Virginia Corp.	Jun. 15/2	262,080
274	Penn Virginia Corp.	Sep. 15/10	10,960
18	Pioneer Natural Resources Co.	Sep. 15/170	23,760
137	Potash Corp. of Saskatchewan Inc.	May 15/34	4,453
250	Potash Corp. of Saskatchewan Inc.	Jun. 15/35	10,500
125	Potash Corp. of Saskatchewan Inc.	Sep. 15/35	10,000
1,085	Primero Mining Corp.	Apr. 15/5.75	618
545	Primero Mining Corp.	Jun. 15/6	1,542
540	Primero Mining Corp.	Aug. 15/6	4,692
300	Randgold Resources Ltd., ADR	Apr. 15/77.50	9,750
310	Randgold Resources Ltd., ADR	May 15/77.50	24,025
150	Randgold Resources Ltd., ADR	Jun. 15/72.50	48,000
400	Randgold Resources Ltd., ADR	Jun. 15/77.50	66,000
140	Randgold Resources Ltd., ADR	Sep. 15/77.50	44,800
225	Randgold Resources Ltd., ADR	Sep. 15/80	57,150
250	Randgold Resources Ltd., ADR	Sep. 15/82.50	50,000
100	Randgold Resources Ltd., ADR	Jan. 16/82.50	37,500
150	Rio Tinto plc, ADR	Apr. 15/47.50	750
109	Rio Tinto plc, ADR	Apr. 15/52.50	273
58	Rio Tinto plc, ADR	Apr. 15/55	145
100	Rio Tinto plc, ADR	Jul. 15/47.50	7,000
90	Royal Gold Inc.	Apr. 15/72.50	4,500
200	Royal Gold Inc.	Apr. 15/75	2,200
200	Royal Gold Inc.	Jul. 15/75	26,500
440	Royal Gold Inc.	Jul. 15/80	35,200
310	Royal Gold Inc.	Oct. 15/77.50	72,850
150	Royal Gold Inc.	Jan. 16/72.50	71,850
1,200	Sibanye Gold Ltd.	Apr. 15/8.25	100,740
1,250	Sibanye Gold Ltd.	Jun. 15/8.50	132,275
500	Silver Wheaton Corp.	Jun. 15/23	10,500
250	Silver Wheaton Corp.	Jun. 15/25	2,000

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (d) (Continued)
	Call Options Written (Continued)
250	Silver Wheaton Corp.	Jun. 15/26	$1,250
500	Silver Wheaton Corp.	Sep. 15/22	39,000
500	Silver Wheaton Corp.	Jan. 16/22	68,500
160	SM Energy Co.	May 15/55	42,400
160	SM Energy Co.	Aug. 15/55	84,800
70	Southwestern Energy Co.	Jun. 15/26	4,585
70	Southwestern Energy Co.	Sep. 15/26	9,485
140	SPDR S&P Oil & Gas Exploration & Production ETF	Jun. 15/53	81,130
409	Suncor Energy Inc.	Jun. 15/35	4,908
200	Suncor Energy Inc.	Sep. 15/30	38,200
109	Suncor Energy Inc.	Sep. 15/31	15,805
70	Superior Energy Services Inc.	Jun. 15/22.50	11,900
100	Superior Energy Services Inc.	Jun. 15/25	7,750
170	Superior Energy Services Inc.	Sep. 15/22.50	44,200
200	Syngenta AG, ADR	Jun. 15/65	80,000
850	Tahoe Resources Inc.	Jul. 15/13.25	39,933
850	Tahoe Resources Inc.	Sep. 15/16	7,625
100	Teck Corp.	Aug. 15/18	3,700
100	Teck Resources Ltd., Cl. B	May 15/19	600
125	The Dow Chemical Co.	Jun. 15/46	40,000
100	The Dow Chemical Co.	Jun. 15/49	15,300
225	The Dow Chemical Co.	Jul. 15/49	47,164
350	The Mosaic Co.	Jun. 15/47.50	48,300
5,470	Torex Gold Resources Inc.(e)	Jun. 15/1.60	2,203
100	Total SA, ADR	May 15/62.50	750
75	Total SA, ADR	May 15/57.50	750
65	Tullow Oil plc(f)	Jun. 15/520	964
190	Tyson Foods Inc., Cl. A	Apr. 15/42	1,140
190	Tyson Foods Inc., Cl. A	Jul. 15/41	23,275
225	Valero Energy Corp.	Jun. 15/52.50	271,125
200	Weatherford International plc	May 15/12	19,100
200	Weatherford International plc	May 15/13	10,000
200	Weatherford International plc	May 15/14	4,000
500	Weatherford International plc	Aug. 15/14	36,000
500	Weatherford International plc	Oct. 15/14	53,910
200	Western Refining Inc.	Jun. 15/40	195,000
51	Whiting Petroleum Corp.	Jun. 15/40	2,805
52	Whiting Petroleum Corp.	Jun. 15/45	780
90	Whiting Petroleum Corp.	Jan. 16/37.50	24,750

Number of Contracts		Expiration Date/ Exercise Price	Market Value
2,050	Yamana Gold Inc.	Apr. 15/5	$1,025
1,500	Yamana Gold Inc.	Apr. 15/7	750
3,150	Yamana Gold Inc.	Jul. 15/6	6,300
3,700	Yamana Gold Inc.	Oct. 15/5	61,050
1,000	Yamana Gold Inc.	Jan. 16/5.50	20,000
125	Zoetis Inc.	Apr. 15/45	27,125
125	Zoetis Inc.	Jul. 15/46	42,500

	TOTAL CALL OPTIONS WRITTEN (Premiums received $11,099,745)		6,576,634

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $11,099,745)		$6,576,634

	Aggregate premiums		$(11,099,745)

	Gross unrealized appreciation		$6,073,647
	Gross unrealized depreciation		(1,550,536)

	Net unrealized appreciation/depreciation		$4,523,111

(a)	Securities, or a portion thereof, with a value of $91,737,627 were deposited with the broker as collateral for options written.
(b)	Denoted in units.
(c)	At March 31, 2015, $4,695,000 of the principal amount was pledged as collateral for options written.
(d)	At March 31, 2015, the Fund had written Option Contracts with Pershing LLC and Morgan Stanley.
(e)	Exercise price denoted in Canadian dollars.
(f)	Exercise price denoted in British pence.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	%of Total Investments	Market Value
Long Positions
North America	79.4%	$149,012,238
Europe	13.3	24,913,040
Latin America	3.3	6,112,892
South Africa	2.6	4,826,470
Asia/Pacific	1.4	2,701,373

Total Investments	100.0%	$187,566,013

Short Positions
North America	(3.5)%	$(6,518,755)
Europe	(0.0)	(57,879)

Total Investments	(3.5)%	$(6,576,634)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3	—	significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Other Industries (a)	$177,152,114	—	$177,152,114
Total Common Stocks	177,152,114	—	177,152,114
U.S. Government Obligations	—	$10,413,899	10,413,899
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$177,152,114	$10,413,899	$187,566,013
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(2,836,717)	$(3,739,917)	$(6,576,634)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(2,836,717)	$(3,739,917)	$(6,576,634)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers between Level 1 and Level 2 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option,

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2015 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2014, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

Total long term capital loss carryforward post-effective with no expiration	$28,724,340

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q1/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*     /s/ Bruce N. Alpert

    Bruce N. Alpert, Principal Executive Officer

Date     5/18/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Bruce N. Alpert

    Bruce N. Alpert, Principal Executive Officer

Date     5/18/2015

By (Signature and Title)*     /s/ Agnes Mullady

    Agnes Mullady, Principal Financial Officer and Treasurer

Date     5/18/2015

*	Print the name and title of each signing officer under his or her signature.